Business acquisition - Additional information (Details) ¥ in Millions, $ in Millions, $ in Millions			1 Months Ended	5 Months Ended		12 Months Ended
	Jul. 26, 2022 CNY (¥)	Mar. 01, 2022 HKD ($)	Feb. 28, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Jul. 31, 2022 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Mar. 01, 2022 CNY (¥)	Sep. 30, 2021
Business Acquisition [Line Items]
Goodwill						¥ 25,709	¥ 19,980	¥ 23,123		$ 3,522
Finite-lived intangible asset, useful life						11 years 7 months 6 days	12 years 1 month 6 days
Dada Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			52.00%
Cash consideration and business cooperation agreement as consideration of the acquisition | $			$ 800
Business Acquisition, Pro Forma Revenue								1,047,200	¥ 956,800
Business Acquisition, Pro Forma Net Income (Loss)								9,500	(6,300)
Goodwill											¥ 4,542
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Premium											3,623
Finite-lived intangible asset, useful life		7 years
Net assets acquired											7,549
Newly identified and appreciation of intangible assets											¥ 2,090
CNLP [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											80.00%	26.38%
Percentage of equity in the acquiree held by the acquirer immediately before the acquisition date in a business combination											10.60%
Business Combination, Consideration Transferred				¥ 2,637	$ 3,072
Goodwill											¥ 1,586
Cash consideration | $		$ 13,066
Net assets acquired											4,309
Appreciation of property, equipment and software, construction in progress and land-use rights											¥ 10,908
Deppon [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	66.50%
Business Combination, Consideration Transferred	¥ 8,976
Business Acquisition, Pro Forma Revenue								1,063,200	982,800
Business Acquisition, Pro Forma Net Income (Loss)								¥ 9,700	¥ (4,500)
Goodwill	¥ 5,350
Finite-lived intangible asset, useful life	15 years 3 months 18 days
Net assets acquired	¥ 6,570
Newly identified and appreciation of intangible assets	¥ 2,345
Deppon Holdco [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	99.99%